Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	URG
Entity Registrant Name	UR-ENERGY INC
Entity Central Index Key	0001375205
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock Shares Outstanding	121,368,806